Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Revenue	$ 515,348	$ 73,201
Cost of revenue	(276,042)
Gross Profit	239,306	73,201
Other income
Unrealised gain from foreign exchange	119	8,414
Other income	1,066	7,461
Total other income	1,185	15,875
Operating expenses:
General and administrative expenses	(1,299,748)	(413,574)
Realised loss from foreign exchange	(13,773)	(6,185)
Total operating expenses	(1,313,521)	(419,759)
Loss from operations	(1,073,030)	(330,683)
Finance cost	(22,703)
Loss before income tax expense	(1,095,733)	(330,683)
Income tax expense	(32)
Net loss	(1,095,765)	(330,683)
Other comprehensive (loss)
- Foreign exchange translation adjustment	(37,637)	(8,072)
Total comprehensive loss for the period	(1,133,402)	(338,755)
Net loss for the year attributable to:
Owners of the Company	(1,136,815)	(333,871)
Non-controlling interests	41,050	3,188
Total comprehensive loss for the year attributable to:
Owners of the Company	(1,174,422)	(341,717)
Non-controlling interests	$ 41,020	$ 2,962
Weighted average number of common shares outstanding – basic and diluted	229,000,001	206,846,971
Net loss per common share- basic and diluted	$ (0.0048)	$ (0.0016)